Financial Assets and Liabilities - Contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 404,908	$ 266,497
Lease liabilities	359,810	282,423
Derivative liabilities	24,100	12,107
Term loan facility	1,000,000
Exchangeable senior notes		1,109,593
Financial liabilities	1,788,818	1,670,620
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	404,908	266,497
Lease liabilities	53,408	48,297
Derivative liabilities	23,288	11,438
Term loan facility	0
Exchangeable senior notes		1,109,593
Financial liabilities	481,604	1,435,825
Year ending 2024 - 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease liabilities	99,668	77,768
Derivative liabilities	812	669
Term loan facility	87,500
Exchangeable senior notes		0
Financial liabilities	187,980	78,437
Year ending 2026 - 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease liabilities	78,577	65,227
Derivative liabilities	0	0
Term loan facility	912,500
Exchangeable senior notes		0
Financial liabilities	991,077	65,227
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease liabilities	128,157	91,131
Derivative liabilities	0	0
Term loan facility	0
Exchangeable senior notes		0
Financial liabilities	$ 128,157	$ 91,131